SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	13,329,436
Number of options Granted	506,360
Number of options Exercised	595,395
Number of options Forfeited	356,730
Number of options Expired	2,026,384
Number of options Outstanding at End	10,857,287	13,329,436
Number of options Exercisable	9,412,424
Weighted- average exercise price,Outstanding	$ 5.38
Weighted- average exercise price Granted	0.82
Weighted- average exercise price Exercised	0.44
Weighted- average exercise price Forfeited	4.97
Weighted- average exercise price Expired	9.06
Weighted- average exercise price Outstanding at End	4.76	$ 5.38
Weighted- average exercise price Exercisable	$ 4.89
Weighted- average remaining contractual term Outstanding	4 years 2 months 12 days	5 years 25 days
Weighted- average remaining contractual term Outstanding at End	4 years 2 months 12 days	5 years 25 days
Weighted- average remaining contractual term Exercisable	4 years 18 days
Aggregate intrinsic value, Outstanding	$ 9,584
Aggregate intrinsic value, Exercised	381
Aggregate intrinsic value, Outstanding at End	4,343	$ 9,584
Aggregate intrinsic value Exercisable	$ 3,893